Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

June 5, 2015

FILED VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, DC 20549

Re:	Professionally Managed Portfolios (the “Trust”) File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

The Trust files herewith a preliminary proxy statement on behalf of the Balter Long/Short Equity Fund (the “Fund”) seeking shareholder approval to reorganize the Fund from a series of the Trust to a series of Northern Lights Fund Trust II (the “Reorganization”). Pursuant to Rule 14a-6 of Regulation 14A under the Securities Exchange Act of 1934, the Trust is filing this preliminary proxy statement 10 calendar days before the date that the definitive proxy statement is filed and first sent to Fund shareholders.  The Trust expects to file its definitive proxy statement on or about June 18, 2015.

If you have any questions or comments regarding this filing, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
President and Secretary of the Trust

Enclosures